Revenues - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation amount	$ 33,566
Deferred commission expenses	1,238	$ 1,319
Deferred Revenue	12,509	7,809
Other Current Assets [Member]
Disaggregation of Revenue [Line Items]
Deferred commission expenses	844
Other Noncurrent Assets [Member]
Disaggregation of Revenue [Line Items]
Deferred commission expenses	393
SixCustomersMember
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	$ 13,975	$ 13,381
SalesRevenueNetMember | CustomerConcentrationRiskMember | OneCustomersMember
Disaggregation of Revenue [Line Items]
Concentration risk percentage	10.00%
SalesRevenueNetMember | CustomerConcentrationRiskMember | TwoCustomersMember
Disaggregation of Revenue [Line Items]
Concentration risk percentage	21.00%
SalesRevenueNetMember | CustomerConcentrationRiskMember | SixCustomersMember
Disaggregation of Revenue [Line Items]
Concentration risk percentage	51.00%	46.00%
SalesRevenueNetMember | CustomerConcentrationRiskMember | Minimum [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	10.00%
AccountsReceivableMember | CustomerConcentrationRiskMember | TwoCustomersMember
Disaggregation of Revenue [Line Items]
Concentration risk percentage	49.00%
AccountsReceivableMember | CustomerConcentrationRiskMember | ThreeCustomersMember
Disaggregation of Revenue [Line Items]
Concentration risk percentage		85.00%
Professional Services Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	$ 2,197	$ 4,526
Subscription Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	15,960	10,062
Software Subscription And Support Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	$ 25,347	$ 24,701